VESSELS AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) containership	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2018 vessel	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 contract	Dec. 31, 2018 Rate	Feb. 29, 2016 vessel
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Delivered		2
Property, Plant and Equipment, Net		$ 1,762,596,000				$ 1,559,712,000
Document Period End Date	Dec. 31, 2018
Number Of Vessels Sold	1		1		1				1
Number of Newbuilding Contracts | contract							0
Cost of newbuilding container vessels delivered		$ 115,100,000
Number of vessels transferred from operating lease assets to sales type assets		1
Vessel impairment charge	$ (64,338,000)	$ 0	$ (5,314,000)
Depreciation	104,079,000	88,150,000	$ 94,293,000
Number of offshore supply vessels owned				5	5
Number of offshore supply vessels under operating leases				4	2
Number of offshore supply vessels under finance lease					1
Charterhire, percentage rate | Rate								1
Number of container vessels | vessel			1
Container vessels [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net		2,300,000				12,300,000
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment						$ 76,875,000
Property Subject to Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Vessel impairment charge	$ (25,400,000)	$ 0	$ (4,800,000)
Offshore Supply Vessels [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of offshore supply vessels under operating leases | vessel				4
Sea Cheetah and Sea Jaguar [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of offshore supply vessels under operating leases					4